CAPITAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Share capital	$ 886,309	$ 923,964
Reserves	28,843	35,135
Accumulated other comprehensive income (loss)	14,571	(87,911)
Retained earnings	887,031	391,918
Equity, including portion of convertible debt	$ 1,816,754	$ 1,263,106